Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 412,267	$ 688,366
Goodwill	928,432	3,172,550
Total	1,340,699	3,860,916	$ 961,076
Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,699	148,399
Total	146,699	148,399	70,854
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	26,684	170,703
Total	26,684	170,703	$ 22,544
Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	71,395	71,568
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	81,615	209,328
Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,418	1,602
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	52,791	70,114
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	31,665	16,652
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	759,056	735,515
Goodwill	3,213,513	3,172,550
Total	3,972,569	3,908,065
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	148,399	148,399
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	170,098	170,703
Cost | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	104,807	86,278
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	216,220	227,916
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,895	1,895
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	82,500	82,500
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	35,137	17,824
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(87,726)	(47,149)
Goodwill	0	0
Total	(87,726)	(47,149)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Accumulated amortization | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(29,209)	(14,710)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(29,260)	(18,588)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(477)	(293)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(25,308)	(12,386)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,472)	$ (1,172)
Impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(259,063)
Goodwill	(2,285,081)
Total	(2,544,144)
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,700)
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(143,414)
Impairment | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,203)
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(105,345)
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,401)
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0